Interest bearing debt (Tables)	9 Months Ended
Sep. 30, 2020
Interest bearing debt [Abstract]
Scheduled Debt Repayments and Margin Above Libor
Scheduled debt repayments (USD thousands) and margin above Libor
$ in thousands	Margin above Libor	Q4 2020	2021	2022	Thereafter	Total
ABN Amro Credit Facility *	2.40%	8,344	-	33,378	236,128	277,850
Credit Agricole Credit Facility	2.19%	676	2,703	2,703	32,433	38,515
Danish Ship Finance Credit Facility **	2.25% / 2.00%	1,300	2,427	2,427	31,547	37,700
Nordea Credit Facility ***	2.40%	6,450	-	25,800	110,933	143,183
Total		16,770	5,129	64,307	411,040	497,247
Unamortized upfront fees bank loans						(4,879)
Total interest bearing debt						492,368
* $100.0 mill. undrawn as of September 30, 2020.
** Change in margin relates to the refinancing of DHT Jaguar and applies from November 2020.
*** $70.3 mill. undrawn as of September 30, 2020.

Derivatives Interest Rate Swaps
$ in thousands	Expires	Notional amount Q3 2020	Fair value Q3 2020
Swap pays 2.987%, receive floating	Apr. 20, 2023	42,600	(2,816)
Swap pays 3.012%, receive floating	Apr. 20, 2023	42,600	(2,842)
Swap pays 3.019%, receive floating	Sept. 29, 2023	31,385	(2,343)
Swap pays 3.019%, receive floating	Sept. 29, 2023	30,471	(2,266)
Swap pays 2.8665%, receive floating	Sep. 29, 2023	46,903	(3,452)
Swap pays 2.8785%, receive floating	Jun. 30, 2023	41,315	(2,804)
Swap pays 2.885%, receive floating	Sept. 29, 2023	46,260	(3,433)
Swap pays 2.897%, receive floating	Sept. 30, 2023	41,493	(3,066)
Swap pays 3.020%, receive floating	Sept. 29, 2023	39,808	(3,055)
Total carrying amount		362,834	(26,076)